Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Entity Registrant Name	GRUPO SUPERVIELLE S.A.
Entity Central Index Key	0001517399
Document Type	20-F
Document Period End Date	Dec. 31, 2020
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Amendment Flag	false
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Class B Shares
Document Information [Line Items]
Title of 12(b) Security	Class B shares of Grupo Supervielle S.A.
Trading Symbol	SUPV
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	394,984,134
Class A Ordinary Shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	61,738,188
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing 5 Class B shares of Grupo Supervielle S.A.
Trading Symbol	SUPV
Security Exchange Name	NYSE